Litigation, regulatory and similar matters (Narrative) (Detail 2) - 12 months ended Dec. 31, 2019 € in Millions, $ in Millions, $ in Millions, $ in Millions	EUR (€)	HKD ($)	SGD ($)	USD ($)	USD ($)
Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of French Court				$ 3,700.0
Civil Damage Award announcement of French Court				800.0
Provision recorded to cover pending legal case	€ 450.0				$ 505.0
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	1,100.0
Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	40.0
Reduced bail ("caution") ordered to be paid | €	10.0
Inquiries regarding cross-border wealth management businesses | Investigations in Italy involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made | €	101.0
Inquiries regarding cross-border wealth management businesses | Investigations in Italy involving UBS AG, UBS Switzerland and UBS Monaco
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made | €	10.3
Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount sponsored by by UBS Real Estate Securities Inc. (UBS RESI) in RMBS from 2004 through 2007				80,000.0
Original principal balance of pools of US residential mortgage loans sold from 2004 through 2007				19,000.0
US residential mortgage loans originated from 2006 to 2008				1,500.0
Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages - Lawsuits related to contractual representations and warranties concerning mortgages and RMBS | Trustee Suit in the District Court for the Southern District of New York (SDNY)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Original principal balance of loans demanded to be repurchased in a lawsuit filed in 2012 in the Southern District of New York				2,000.0
Settlement made				850.0
Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | €	2,100.0
Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				125.0
Minimum total claims against all defendants				2,000.0
Puerto Rico
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount in dispute				125.0
Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				3,400.0
Claimed damages that have been resolved				2,400.0
Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants				800.0
Amount of bonds issued and underwritten by the System				3,000.0
Puerto Rico | claims filed by two US insurance companies that insured issues of Puerto Rico municipal bonds
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants				955.0
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made				141.0
Agreed settlement pending approval				10.0
Foreign exchange, LIBOR and benchmark rates, and other trading practices - Government Sponsored Entities Bonds matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Agreed settlement pending approval				250.0
Securities transaction pricing and disclosure investigation | Hong Kong Securities and Futures Commission (SFC) matter
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made		$ 400		51.0
Securities transaction pricing and disclosure investigation | Monetary Authority of Singapore (MAS) matter
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made			$ 11	8.3
Customer restitution				47.0
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Fine provided in announcement of French Court				3,700.0
Civil Damage Award announcement of French Court				800.0
Provision recorded to cover pending legal case	450.0				$ 505.0
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	1,100.0
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in France involving UBS (France) S.A.
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Bail ("caution") ordered to be paid | €	40.0
Reduced bail ("caution") ordered to be paid | €	10.0
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in Italy involving UBS AG
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made | €	101.0
UBS AG | Inquiries regarding cross-border wealth management businesses | Investigations in Italy involving UBS AG, UBS Switzerland and UBS Monaco
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made | €	10.3
UBS AG | Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount sponsored by by UBS Real Estate Securities Inc. (UBS RESI) in RMBS from 2004 through 2007				80,000.0
Original principal balance of pools of US residential mortgage loans sold from 2004 through 2007				19,000.0
US residential mortgage loans originated from 2006 to 2008				1,500.0
UBS AG | Claims related to sales of residential mortgage-backed securities (RMBS) and mortgages - Lawsuits related to contractual representations and warranties concerning mortgages and RMBS | Trustee Suit in the District Court for the Southern District of New York (SDNY)
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Original principal balance of loans demanded to be repurchased in a lawsuit filed in 2012 in the Southern District of New York				2,000.0
Settlement made				850.0
UBS AG | Madoff | claims filed in Luxembourg by liquidators of two Luxembourg funds against UBS entities, non-UBS entities and certain individuals
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed | €	€ 2,100.0
UBS AG | Madoff | claims filed in the US by BMIS Trustee against UBS entities and various other parties
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				125.0
Minimum total claims against all defendants				2,000.0
UBS AG | Puerto Rico
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amount in dispute				125.0
UBS AG | Puerto Rico | Customer arbitration claims
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Amounts claimed				3,400.0
Claimed damages that have been resolved				2,400.0
UBS AG | Puerto Rico | Action filed on behalf of Employee Retirement System of the Commonwealth of Puerto Rico (System) against over 40 defendants
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants				800.0
Amount of bonds issued and underwritten by the System				3,000.0
UBS AG | Puerto Rico | claims filed by two US insurance companies that insured issues of Puerto Rico municipal bonds
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Minimum total claims against all defendants				955.0
UBS AG | Foreign exchange, LIBOR and benchmark rates, and other trading practices - Foreign exchange-related civil litigation | claims under the Commodity Exchange Act
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made				141.0
Agreed settlement pending approval				10.0
UBS AG | Foreign exchange, LIBOR and benchmark rates, and other trading practices - Government Sponsored Entities Bonds matters
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Agreed settlement pending approval				250.0
UBS AG | Securities transaction pricing and disclosure investigation | Hong Kong Securities and Futures Commission (SFC) matter
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made		$ 400		51.0
UBS AG | Securities transaction pricing and disclosure investigation | Monetary Authority of Singapore (MAS) matter
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Settlement made			$ 11	8.3
Customer restitution				$ 47.0